LIQUIDITY	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
LIQUIDITY

NOTE 2 – LIQUIDITY

The accompanying consolidated financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying consolidated financial statements have been prepared on a basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements as of the year ended December 31, 2021, the Company has an accumulated deficit of $21,800,763 and working capital deficit of $9,738,852. At December 31, 2021, the Company had total debt of $12,359,531 and $3,152,993 of unrestricted cash on hand. The Company has historically met its cash needs through a combination of term loans, promissory notes, convertible notes, private placement offerings and sales of equity. The Company’s cash requirements are generally for operating activities.

The Company believes cash on hand and proceeds from the PIPE Investors as part of the Merger will allow the Company to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements.